Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ASCS-13-01  May 31, 2013
1.847517.115

Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
SCS-13-01  May 31, 2013
1.708162.123

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ASCSI-13-02  May 31, 2013
1.855560.114